Transition Period Comparative Data - Schedule of Transition Period Comparative Data (Details) (10-K) - USD ($)		3 Months Ended						6 Months Ended		12 Months Ended
	May 10, 2018	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Transition Period Comparative Data - Schedule Of Transition Period Comparative Data Details
Research and development expenses	$ (55,900)	$ (2,849,990)		$ (647,866)		$ (1,637,387)	$ (1,438,704)	$ (5,173,503)	$ (1,711,011)	$ (3,929,558)	$ (4,636,287)	$ (4,438,264)
General and administrative expenses		(2,064,872)		(1,765,489)		(803,069)	(2,127,813)	(4,247,430)	(2,458,494)	(6,852,988)	(5,306,884)	(6,629,344)
Operating loss		4,269,260		2,413,355		2,440,456	(3,566,517)	8,147,862	4,169,505	3,058,545	(9,943,171)	11,067,608
Change in fair value of warrant liabilities							(1,123,814)				(794,093)
Amortization of benenfical conversion feature and debt issuance costs related to convertible debt							(1,031,360)
Amortization of debt issuance costs							(14,273)					(14,273)
Issuance of additional warrants granted to investors							(17,899)
Imputed interest expense respect to convertible notes							(14,878)					(14,878)
Imputed interest income (expense) with respect to loans from related parties and others and loan from bank							(13,286)				3,495
Issuance costs related to warrants granted							(457,366)
Foreign exchange gain (loss)							(38,064)				21,524
Other expense				(5,587)			(2,779)		(9,289)	(3,034)	(3,610)	(29,426)
Total other income (loss)		171,520		24,136		3,488,143	(2,713,719)	(2,130,699)	61,939	(3,499,905)	(772,684)	(6,976,738)
Net loss and other comprehensive loss		$ (4,097,740)	$ (6,180,821)	$ (2,389,219)	$ (1,718,347)	1,047,687	$ (6,280,236)	$ (10,278,561)	$ (4,107,566)	(6,558,450)	$ (10,715,855)	(18,044,346)
Net basic and diluted loss per share of common stock		$ (0.38)		$ (0.28)			$ (1.12)	$ (1.03)	$ (0.49)		$ (1.68)
Weighted average number of shares used in computing net basic loss per share of common stock		10,699,370		8,440,457			5,617,762	9,935,444	8,420,281		6,391,218
Net loss		$ (4,097,740)	(6,180,821)	$ (2,389,219)	(1,718,347)	1,047,687	$ (6,280,236)	$ (10,278,561)	$ (4,107,566)	(6,558,450)	$ (10,715,855)	(18,044,346)
Depreciation							6,205				46,535
Stock-based compensation						146,429	1,877,442	1,836,034	922,010	2,399,321	574,395	4,384,844
Adoption of ASU 2016-01										2,986	(2,986)
Changes in fair value of warrant liabilities						(3,493,664)	1,123,814				793,956	5,412,341
Amortization of beneficial conversion feature and debt issuance costs related to coverable notes							1,045,633
Issuance costs related to warrant liability							457,366					(457,250)
Issuance of common stock to finder upon the conversion of convertible notes							18,545
Imputed interest on convertible notes, loans from related parties and others							30,164				3,721
Other current assets and prepaid expenses						49,567	(101,677)	374,374	(66,168)	(729,159)	117,163	(31,252)
Accounts payables						173,347	20,079	939,651	20,367	322,633	293,768	141,583
Accrued expenses						312,495	(409,728)	500,610	(895,252)	276,757	196,853	(573,624)
Net cash used in operating activities						(1,749,536)	(2,212,393)	(5,633,362)	(4,107,031)	1,341,052	(8,692,450)	(7,118,337)
Investment in available for sale marketable securities						(9,403,543)		(11,856,706)	(60,887)	(12,222,774)	(8,304,392)	(2,000,000)
Purchase price paid upon reverse merger							(294,862)					(294,862)
Purchase of property and equipment						(1,000)	(25,206)	(17,736)	(36,487)	(56,475)	(219,595)	(244,461)
Net cash used in investing activities						(7,704,493)	(320,068)	(3,125,401)	3,718,626	(1,793,639)	(8,523,987)	(1,143,180)
Proceeds from issuance of units consisting of common stock and warrants, net of issuance costs						8,984,917	9,889,035				10,813,767
Proceeds from loans from related parties and others							56,957					56,957
Maturity of loans and interest from related parties and others							(241,000)					(418,000)
Purchase of treasury stock							(25,000)					(25,000)
Repayment of bank loans							(13,828)
Net cash provided by financing activities						8,984,917	9,666,164	9,756,249	(18,500)	1,071,490	10,813,767	9,461,663
(Decrease) increase in cash, cash equivalents and restricted cash						(469,112)	7,133,103	997,486	(406,905)	618,903	(6,402,670)	1,200,346
Cash, cash equivalents and restricted cash at beginning of period			$ 1,357,137		$ 738,234	1,207,346	7,201	1,357,137	$ 738,234	738,234	7,140,904	7,201
Cash, cash equivalents and restricted cash at end of period		$ 2,354,623				738,234	7,140,904	$ 2,354,623		1,357,137	738,234	1,207,346
Conversion of convertible notes to common stock							3,995,000					$ 3,955,000
Issuance of convertible notes to common stock											$ 250,000